Subsequent Event (Details Narrative)	Apr. 23, 2018 USD ($) ft²	Apr. 25, 2018 shares	Mar. 31, 2018 shares	Dec. 31, 2017 shares
Common stock shares authorized			200,000,000	200,000,000
Preferred stock shares authorized			30,000,000	30,000,000
Subsequent Event [Member]
Common stock shares authorized		2,000,000,000
Preferred stock shares authorized		500,000,000
Area of land | ft²	48,000
Lease term	9 years
Lease base rent per month | $	$ 178,000
Rent percentage on gross monthly revenue	13.00%